Apollo Acquisition Restructuring Reserves (Tables)	12 Months Ended
Dec. 28, 2014
Apollo Acquisition Restructuring Reserves
Summary of activity for the Store Program

The following table summarizes the activity for the Store Program through each period-end (in thousands):

Balance as of January 1, 2012	$2,033
Adjustments to reserve included in net income for the period	261
Lease termination costs paid	(383)

Balance as of November 14, 2012	1,911
Adjustments to reserve included in net loss for the period	53
Lease termination costs paid	(78)

Balance as of December 30, 2012	1,886
Adjustments to reserve included in net income for the period	1,177
Lease termination costs paid	(462)

Balance as of December 29, 2013	2,601
Adjustments to reserve included in net income for the period	265
Lease termination costs paid	(598)

Balance as of December 28, 2014	$2,268